Recovery of Erroneously Awarded Compensation	12 Months Ended
Apr. 30, 2025
Restatement Determination Date:: 2025-04-30
Erroneously Awarded Compensation Recovery
Erroneous Compensation Analysis	All Awards granted under the Plan will be subject to recoupment under any clawback policy that the Company has in place from time to time, including any policy that the Company is required to adopt pursuant to the listing standards of any national securities exchange or association on which the Company’s securities are listed or as is otherwise required by the Dodd-Frank Wall Street Reform and Consumer Protection Act or other Applicable Laws. The Administrator may, to the extent permitted by Applicable Laws and stock exchange rules or by any applicable policy or arrangement, and shall, to the extent required, cancel or require reimbursement of any Awards granted to a Participant or any Shares issued or cash received upon vesting, exercise or settlement of any such Awards or sale of Shares underlying such Awards. In addition, the Administrator may impose such other clawback, recovery or recoupment provisions in an Award Agreement as the Administrator determines necessary or appropriate including, but not limited to a reacquisition right regarding previously acquired Shares or other cash or property. Unless this Section 22 is specifically mentioned and waived in an Award Agreement or other document, no recovery of compensation under a clawback policy or otherwise will be an event that triggers or contributes to any right of a Participant to resign for “good reason” or “constructive termination” (or similar term) under any agreement with the Company or any Subsidiary.